                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:   $   4,931
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


Actel Corporation                   OTC EQ        004934105     $197        13,600     SH          SHARED       NONE       13,600
Aleris International Inc            COMMON        014477103     $124         4,500     SH          SHARED       NONE        4,500
Artesyn Technologies Inc            OTC EQ        043127109     $181        19,500     SH          SHARED       NONE       19,500
CF Industries                       COMMON        125269100     $148        10,000     SH          SHARED       NONE       10,000
CNX Gas Corporation                 OTC EQ        12618H101     $205        10,000     SH          SHARED       NONE       10,000
Cemex SA - ADR                      COMMON        151290889     $131         2,500     SH          SHARED       NONE        2,500
Comfort Systems                     COMMON        199908104     $203        23,000     SH          SHARED       NONE       23,000
Companhia Vale do Rio Doce          COMMON        204412209     $167         3,800     SH          SHARED       NONE        3,800
Falconbridge Ltd. 		    COMMON        306104100     $160         6,000     SH          SHARED       NONE        6,000
First Marblehead Corp.              COMMON        320771108     $203         8,000     SH          SHARED       NONE        8,000
Foundation Coal Holdings, Inc.      COMMON        35039W100     $269         7,000     SH          SHARED       NONE        7,000
Genworth Financial Inc.             COMMON        37247D106     $258         8,000     SH          SHARED       NONE        8,000
Gerber Scientific Inc               COMMON        373730100     $78         10,000     SH          SHARED       NONE       10,000
Interface, Inc.                     OTC EQ        458665106     $223        27,000     SH          SHARED       NONE       27,000
MEMC Electronic Materials, Inc.     COMMON        552715104     $798        35,000     SH          SHARED       NONE       35,000
Meadowbrook Insurance Group, Inc.   COMMON        58319P108     $112        20,000     SH          SHARED       NONE       20,000
Olin Corporation                    COMMON        680665205     $190        10,000     SH          SHARED       NONE       10,000
Pilgrim's Pride Corporation         COMMON        721467108     $109         3,000     SH          SHARED       NONE        3,000
Pride International Inc             COMMON        74153Q102     $242         8,500     SH          SHARED       NONE        8,500
Spherion Corporation                COMMON        848420105     $120        15,800     SH          SHARED       NONE       15,800
Steelcase Inc.                      COMMON        858155203     $331        22,900     SH          SHARED       NONE       22,900
Superior Essex Inc.                 OTC EQ        86815V105     $184        10,200     SH          SHARED       NONE       10,200
Trico Marine Services, Inc.         OTC EQ        896106200     $294        11,000     SH          SHARED       NONE       11,000
Action Perf Co Inc Jan 12.5 Put     PUT OP        0049338MV     $5             100         PUT     SHARED       NONE          100


                                                                $4,931



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